Lease (Tables)	12 Months Ended
Oct. 31, 2024
Lease [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	October 31, 2024	October 31, 2023

Right-of-use assets, net	$23,407	$204,750

Operating lease liabilities - current	$23,407	$90,585
Operating lease liabilities - non-current	-	109,492
Total operating lease liabilities	$23,407	$200,077

Information related to operating lease activities was as follows:

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2024	2023	2022
Operating lease right-of-use assets extinguished and obtained in exchange for operating lease liabilities, respectively	$97,122	$252,339	$-

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of October 31, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	0.33 years
Weighted average discount rate	3.65%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as follow:

Twelve months ending October 31,	Amount
2025	$23,583
Total future minimum lease payments	23,583
Less: imputed interest	176
Present value of lease liabilities	$23,407